Parametric
Dividend Income Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.8%
General Dynamics Corp.	1,779	$ 439,360
Lockheed Martin Corp.	991	443,740
RTX Corp.	4,844	394,689
		$ 1,277,789
Automobile Components — 0.5%
Gentex Corp.	12,480	$ 379,517
		$ 379,517
Banks — 3.0%
Cadence Bank	17,470	$ 437,623
CVB Financial Corp.	24,268	433,912
F.N.B. Corp.	35,447	425,010
First Interstate BancSystem, Inc., Class A	15,514	401,657
Prosperity Bancshares, Inc.	7,568	456,426
		$ 2,154,628
Beverages — 2.2%
Brown-Forman Corp., Class B	7,108	$ 417,524
Coca-Cola Co. (The)	7,215	421,645
Keurig Dr Pepper, Inc.	12,710	401,255
PepsiCo, Inc.	2,191	368,723
		$ 1,609,147
Biotechnology — 1.5%
AbbVie, Inc.	2,633	$ 374,913
Amgen, Inc.	1,393	375,608
Gilead Sciences, Inc.	4,678	358,335
		$ 1,108,856
Building Products — 0.6%
A.O. Smith Corp.	5,441	$ 410,034
		$ 410,034
Capital Markets — 2.8%
Artisan Partners Asset Management, Inc., Class A	9,749	$ 367,050
CME Group, Inc.	2,008	438,467
Janus Henderson Group PLC	14,915	390,624
Northern Trust Corp.	5,506	436,350
T. Rowe Price Group, Inc.	3,587	359,166
		$ 1,991,657
Security	Shares	Value
Chemicals — 5.9%
Air Products and Chemicals, Inc.	1,321	$ 357,396
Corteva, Inc.	7,519	339,859
Dow, Inc.	7,027	363,647
DuPont de Nemours, Inc.	5,473	391,538
Eastman Chemical Co.	4,653	390,061
FMC Corp.	5,654	303,394
Huntsman Corp.	16,531	406,663
International Flavors & Fragrances, Inc.	5,768	434,792
Linde PLC	932	385,634
LyondellBasell Industries NV, Class A	4,291	408,074
RPM International, Inc.	4,267	439,202
		$ 4,220,260
Communications Equipment — 1.1%
Cisco Systems, Inc.	7,342	$ 355,206
Juniper Networks, Inc.	14,321	407,432
		$ 762,638
Construction & Engineering — 0.6%
MDU Resources Group, Inc.	20,781	$ 397,748
		$ 397,748
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc.	1,403	$ 386,386
Costco Wholesale Corp.	695	411,955
Walmart, Inc.	2,238	348,434
		$ 1,146,775
Containers & Packaging — 2.7%
Amcor PLC	37,191	$ 352,571
AptarGroup, Inc.	3,301	418,864
International Paper Co.	10,554	389,865
Packaging Corp. of America	2,316	389,111
Sonoco Products Co.	6,576	362,732
		$ 1,913,143
Distributors — 1.0%
Genuine Parts Co.	2,843	$ 377,494
LKQ Corp.	8,176	364,077
		$ 741,571
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	24,365	$ 403,728
Verizon Communications, Inc.	12,375	474,334
		$ 878,062

Parametric
Dividend Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 6.2%
Alliant Energy Corp.	7,146	$ 361,373
American Electric Power Co., Inc.	4,826	383,908
Avangrid, Inc.	13,703	423,012
Duke Energy Corp.	4,580	422,642
Evergy, Inc.	8,010	408,830
IDACORP, Inc.	3,830	369,595
OGE Energy Corp.	12,274	430,204
Pinnacle West Capital Corp.	5,386	403,627
Portland General Electric Co.	10,029	411,791
PPL Corp.	17,267	451,014
Southern Co. (The)	5,360	380,453
		$ 4,446,449
Electrical Equipment — 1.1%
Eaton Corp. PLC	1,726	$ 392,993
Emerson Electric Co.	4,227	375,780
		$ 768,773
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	4,850	$ 441,301
Corning, Inc.	11,061	315,128
		$ 756,429
Energy Equipment & Services — 1.0%
Baker Hughes Co.	10,980	$ 370,575
Helmerich & Payne, Inc.	8,991	325,744
		$ 696,319
Entertainment — 0.6%
Electronic Arts, Inc.	3,243	$ 447,566
		$ 447,566
Financial Services — 1.0%
MGIC Investment Corp.	23,912	$ 420,612
Western Union Co. (The)	28,216	328,152
		$ 748,764
Food Products — 4.3%
Archer-Daniels-Midland Co.	5,366	$ 395,635
Bunge Global S.A.	3,371	370,372
General Mills, Inc.	6,244	397,493
Hormel Foods Corp.	9,799	299,751
Ingredion, Inc.	4,107	420,927
Kellanova	5,894	309,671
Kraft Heinz Co. (The)	11,984	420,758
Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	5,812	$ 413,001
WK Kellogg Co.	2,037	22,814
		$ 3,050,422
Gas Utilities — 1.1%
Atmos Energy Corp.	3,294	$ 374,890
National Fuel Gas Co.	7,821	397,229
		$ 772,119
Ground Transportation — 0.5%
Landstar System, Inc.	2,242	$ 387,081
		$ 387,081
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	4,069	$ 424,356
Becton, Dickinson & Co.	1,526	360,411
Medtronic PLC	5,093	403,722
Zimmer Biomet Holdings, Inc.	3,116	362,422
		$ 1,550,911
Health Care Providers & Services — 4.6%
Cardinal Health, Inc.	4,606	$ 493,211
Cencora, Inc.	2,224	452,295
Chemed Corp.	781	442,827
CVS Health Corp.	5,116	347,632
Patterson Cos., Inc.	13,098	332,820
Premier, Inc., Class A	16,799	345,891
Quest Diagnostics, Inc.	3,073	421,708
UnitedHealth Group, Inc.	794	439,058
		$ 3,275,442
Hotels, Restaurants & Leisure — 2.3%
Cracker Barrel Old Country Store, Inc.(1)	5,733	$ 384,856
Darden Restaurants, Inc.	2,632	411,829
Texas Roadhouse, Inc.	4,241	477,367
Vail Resorts, Inc.	1,660	360,735
		$ 1,634,787
Household Durables — 2.2%
Garmin, Ltd.	3,762	$ 459,867
Leggett & Platt, Inc.	15,849	362,467
MDC Holdings, Inc.	9,603	425,029
Whirlpool Corp.	2,854	310,800
		$ 1,558,163

Parametric
Dividend Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 2.4%
Church & Dwight Co., Inc.	4,356	$ 420,920
Colgate-Palmolive Co.	5,627	443,239
Kimberly-Clark Corp.	3,307	409,175
Procter & Gamble Co. (The)	2,704	415,118
		$ 1,688,452
Industrial Conglomerates — 1.2%
3M Co.	4,064	$ 402,620
Honeywell International, Inc.	2,164	423,971
		$ 826,591
Insurance — 4.5%
Aflac, Inc.	4,534	$ 375,007
Cincinnati Financial Corp.	3,757	386,182
Fidelity National Financial, Inc.	9,171	411,228
Hanover Insurance Group, Inc. (The)	3,676	456,927
Old Republic International Corp.	14,929	437,569
Principal Financial Group, Inc.	4,916	362,948
Prudential Financial, Inc.	3,767	368,337
Travelers Cos., Inc. (The)	2,361	426,444
		$ 3,224,642
IT Services — 2.3%
Accenture PLC, Class A	1,239	$ 412,761
Amdocs, Ltd.	4,521	378,724
Cognizant Technology Solutions Corp., Class A	5,907	415,735
International Business Machines Corp.	2,861	453,640
		$ 1,660,860
Leisure Products — 0.4%
Hasbro, Inc.	5,678	$ 263,516
		$ 263,516
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	3,374	$ 431,197
		$ 431,197
Machinery — 1.6%
Cummins, Inc.	1,761	$ 394,746
Donaldson Co., Inc.	5,774	351,290
Snap-on, Inc.	1,562	429,066
		$ 1,175,102
Media — 1.8%
Interpublic Group of Cos., Inc. (The)	13,188	$ 405,399
Security	Shares	Value
Media (continued)
New York Times Co. (The), Class A	9,415	$ 442,411
Omnicom Group, Inc.	5,223	421,131
		$ 1,268,941
Metals & Mining — 2.3%
Newmont Corp.	11,056	$ 444,341
Reliance Steel & Aluminum Co.	1,480	407,385
Royal Gold, Inc.	3,519	428,614
Southern Copper Corp.	5,208	374,611
		$ 1,654,951
Multi-Utilities — 3.9%
Avista Corp.	11,769	$ 399,558
Consolidated Edison, Inc.	4,744	427,482
Dominion Energy, Inc.	7,977	361,677
DTE Energy Co.	4,085	425,289
Public Service Enterprise Group, Inc.	7,171	447,685
Sempra	5,334	388,689
WEC Energy Group, Inc.	4,322	361,406
		$ 2,811,786
Oil, Gas & Consumable Fuels — 9.4%
Antero Midstream Corp.	33,003	$ 439,600
Chevron Corp.	2,098	301,273
ConocoPhillips	3,343	386,350
Coterra Energy, Inc.	14,071	369,364
Devon Energy Corp.	7,344	330,260
DHT Holdings, Inc.	38,770	386,149
Diamondback Energy, Inc.	2,411	372,282
DT Midstream, Inc.	7,591	434,888
EOG Resources, Inc.	2,841	349,642
Exxon Mobil Corp.	3,428	352,193
HF Sinclair Corp.	6,795	356,602
Kinder Morgan, Inc.	21,505	377,843
ONEOK, Inc.	6,140	422,739
Phillips 66	3,070	395,692
Pioneer Natural Resources Co.	1,751	405,602
Texas Pacific Land Corp.	209	349,437
Valero Energy Corp.	2,613	327,566
Williams Cos., Inc. (The)	10,457	384,713
		$ 6,742,195
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	6,927	$ 342,055
Johnson & Johnson	2,556	395,311

Parametric
Dividend Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	3,820	$ 391,474
Pfizer, Inc.	11,759	358,297
		$ 1,487,137
Professional Services — 2.2%
Automatic Data Processing, Inc.	1,545	$ 355,226
ManpowerGroup, Inc.	4,836	358,880
Paychex, Inc.	3,437	419,211
Robert Half, Inc.	5,343	438,019
		$ 1,571,336
Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	2,035	$ 373,178
Skyworks Solutions, Inc.	3,856	373,762
Texas Instruments, Inc.	2,604	397,657
		$ 1,144,597
Software — 1.9%
Dolby Laboratories, Inc., Class A	4,752	$ 409,290
Microsoft Corp.	1,301	492,962
Roper Technologies, Inc.	799	430,061
		$ 1,332,313
Specialty Retail — 1.6%
Best Buy Co., Inc.	5,414	$ 384,069
Home Depot, Inc. (The)	1,228	384,966
TJX Cos., Inc. (The)	4,063	357,991
		$ 1,127,026
Textiles, Apparel & Luxury Goods — 2.9%
Carter's, Inc.	5,494	$ 374,636
Columbia Sportswear Co.	5,371	420,711
Kontoor Brands, Inc.	8,555	470,268
Steven Madden, Ltd.	12,008	455,343
VF Corp.	19,897	332,877
		$ 2,053,835
Security	Shares	Value
Tobacco — 0.6%
Altria Group, Inc.	9,533	$ 400,767
		$ 400,767
Trading Companies & Distributors — 1.7%
Fastenal Co.	7,351	$ 440,840
MSC Industrial Direct Co., Inc., Class A	4,096	399,032
Watsco, Inc.	1,039	397,137
		$ 1,237,009
Total Common Stocks (identified cost $60,425,866)		$71,187,303

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.26%(2)	288,390	$ 288,390
Total Short-Term Investments (identified cost $288,390)		$ 288,390
Total Investments — 100.1% (identified cost $60,714,256)		$71,475,693
Other Assets, Less Liabilities — (0.1)%		$ (64,838)
Net Assets — 100.0%		$71,410,855
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at November 30, 2023. The aggregate market value of securities on loan at November 30, 2023 was $380,963 and the total market value of the collateral received by the Fund was $439,248, comprised of U.S. government and/or agencies securities.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2023.

Parametric
Dividend Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2023.
Affiliated Investments
At November 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $288,390, which represents 0.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,601,137	$22,999,290	$(24,312,037)	$ —	$ —	$288,390	$18,863	288,390
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$71,187,303*	$ —	$ —	$71,187,303
Short-Term Investments	288,390	—	—	288,390
Total Investments	$71,475,693	$ —	$ —	$71,475,693
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.